State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

February 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE: Wasatch	Funds Trust (the “Trust”)

File Nos. 033-10451, 811-04920

Post Effective Amendment No. 87

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the (i) the Prospectus dated January 31, 2015 for Institutional Class shares of the Wasatch Core Growth Fund, Wasatch Emerging Markets Select Fund, Wasatch Large Cap Value Fund and Wasatch Small Cap Value Fund, and (ii) the Prospectus dated January 31, 2015 for Institutional Class shares of the Wasatch Long/Short Fund, do not differ from those contained in Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N-1A that were filed electronically via EDGAR on January 28, 2015 (Accession #0001193125-15-023812).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:	R. Biles